Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following is the calculation of the basic and diluted weighted average shares outstanding for the three and six months ended June 30, 2019 and 2018, respectively:

	Three Months Ended June 30,		Six Months Ended June 30,
Loss per share	2019	2018	2019	2018
Company posted	Net loss	Net loss	Net loss	Net loss
Basic weighted average shares outstanding	1,607,121,984	1,525,693,393	1,594,063,579	1,525,693,393
Dilutive effect of Ordinary Share equivalents	None	None	None	None
Dilutive weighted average shares outstanding	1,607,121,984	1,525,693,393	1,594,063,579	1,525,693,393
Loss per common share (basic and diluted)	$0.00	$0.01	$0.00	$0.01

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table shows the number of share equivalents that were excluded from the computation of diluted loss per share for the respective periods because the effect would have been anti-dilutive:

	Six Months Ended June 30, 2019	Six Months Ended June 30, 2018
Total share options	100,421,998	63,561,998
Total warrants-equity classified	-	22,575
Total share options and warrants	100,421,998	63,584,573